Shareholders’ Equity (Details) - USD ($)											6 Months Ended	12 Months Ended
	Jul. 01, 2024	May 07, 2024	Mar. 04, 2024	Feb. 06, 2024	May 12, 2023	May 05, 2023	Apr. 19, 2023	Feb. 17, 2023	Dec. 21, 2022	Feb. 13, 2022	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 06, 2024	Mar. 01, 2023	Jan. 31, 2023	Jun. 16, 2022
Ordinary share increased (in Dollars per share)											$ 0.12		$ 0.12
Fractional shares canceled								2,339
Deposit equity interests rate													99.07%
Cancelled shares										243,000
Ordinary shares	1,628,368				2,580,600	1,720,430	172,000				10,237,282		9,830,373	120,000	262,500
Warrants shares											128,901
Warrants issued											2,013,759
Warrants outstanding											2,013,759
Exercises warrant											1
Additional ordinary shares					387,090	258,064
Public offering price (in Dollars per share)					$ 4.65	$ 4.65
Gross proceeds (in Dollars)	$ 2,593,842				$ 13,800,000	$ 9,200,000
Restricted ordinary share				1,091					262,500
Issued restricted ordinary shares		288,000					172,000					60,000	288,000
Fair value for the restricted ordinary shares (in Dollars)												$ 155,400	$ 924,955
Stock-based compensation expense (in Dollars)											$ 77,700		$ 830,000
Directors’ fee (in Dollars)											77,700
Under-provided amount (in Dollars)											$ 94,955
Minimum [Member] | Public Warrants [Member]
Public warrant (in Dollars per share)											$ 0.16
Minimum [Member] | Private Warrant [Member]
Private warrant (in Dollars per share)											0.18
Top of range [member]
Public warrant (in Dollars per share)											6.4
Private warrant (in Dollars per share)											$ 7.2
Cayman Islands [Member] | Minimum [Member]
Ordinary share increased (in Dollars per share)																$ 0.003
Cayman Islands [Member] | Top of range [member]
Ordinary share increased (in Dollars per share)																$ 0.12
Shareholders [Member] | Minimum [Member]
Issued restricted ordinary shares												60,000
Board of Director [Member]
Issued restricted ordinary shares													60,000
Ordinary shares [member]
Deposit equity interests rate																	100.00%
Restricted ordinary share			1,091
Issued Capital [Member] | Cayman Islands [Member] | Minimum [Member]
Ordinary shares authorized																300,000,000
Issued Capital [Member] | Cayman Islands [Member] | Top of range [member]
Ordinary shares authorized																7,500,000